Accounts Receivable, Net (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Recognized credit losses	¥ 589	¥ 465